Label	Element	Value
Innovator U.S. Equity Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.70%
Innovator U.S. Equity Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $527.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Innovator U.S. Equity Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $479.91 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)
Innovator U.S. Equity Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $615.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)